Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Taxes [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Net state taxes	1.00%	3.00%	2.10%
Tax credits	(0.50%)	(0.50%)	(0.30%)
Company-owned life insurance	(1.10%)	(0.80%)	(1.50%)
Amortization of excess deferred taxes	(4.30%)	(0.80%)	(0.90%)
All other differences	0.00%	(0.30%)	0.10%
Consolidated effective income tax rate	16.10%	21.60%	20.50%	24.00%
Southwest Gas Corporation
Income Taxes [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Net state taxes	0.30%	1.70%	0.70%
Tax credits	(0.60%)	(0.70%)	(0.40%)
Company-owned life insurance	(0.90%)	(1.00%)	(1.90%)
Amortization of excess deferred taxes	(4.90%)	(1.30%)	(1.20%)
All other differences	(1.30%)	(1.40%)	(0.50%)
Consolidated effective income tax rate	13.60%	18.30%	17.70%	24.00%